Consolidated Statements of Changes in Stockholders' Deficiency (USD $)	12 Months Ended		73 Months Ended	1 Months Ended	12 Months Ended					24 Months Ended	1 Months Ended	12 Months Ended					24 Months Ended		1 Months Ended	12 Months Ended						24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2006 Additional Paid-in Capital [Member]	Dec. 31, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2010 Additional Paid-in Capital [Member]	Dec. 31, 2009 Additional Paid-in Capital [Member]	Dec. 31, 2007 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2010 Additional Paid-in Capital [Member]	Dec. 31, 2006 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2012 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2011 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2010 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2009 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2008 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2007 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2011 Accumulated Deficit during Development Stage [Member]
Balance	$ (893,545)	$ 481,027			$ 1,131	$ 392	$ 229	$ 167	$ 150	$ 150		$ 9,467,296	$ 4,900,133	$ 960,246	$ 172,508	$ (100)	$ 960,246	$ 172,508		$ (10,361,972)	$ (4,419,498)	$ (757,246)	$ (316,872)	$ (251,102)	$ (18,500)	$ (757,246)
Balance, shares (in Shares)	291,347,036	113,072,632	291,347,036	5,000,000	291,347,036	113,072,632	39,085,166	22,871,502	5,573,834	16,721,502
Shares issued for Rophe Acquisition			765,300					60							765,240
Shares issued for Rophe Acquisition (in Shares)								6,000,000
Issuance of common shares	2,629,497	718,694		150	526	136	12	2	17		(100)	2,628,971	718,558	170,038	14,998	172,608
Issuance of common shares, shares (in Shares)				5,000,000	52,589,910	13,604,132	1,133,664	150,000	573,834
Issuance of common share warrants																		117,620
Shares issued of officers, directors, employees and others	4,746,416	3,125,000	11,265,331		117,834,494	58,500,000	13,500,000					4,745,238	3,124,415	3,374,865	7,500
Shares issued of officers, directors, employees and others, shares	4,746,416	3,125,000	11,265,331		117,834,494	58,500,000	13,500,000					4,745,238	3,124,415	3,374,865	7,500
Shares issued for repayment of consulting fees	350,000	70,000			50	10						349,950	69,990
Shares issued for repayment of consulting fees, shares (in Shares)		70,000			5,000,000	1,000,000
Settlement of accounts payable by common shares	35,427	49,434	84,861		3	8						35,424	49,426
Settlement of accounts payable by common shares, shares (in Shares)	5,000,000	4,000,000			350,000	883,334
Settlement of compensation to past officer	60,000				500,000							59,995
Settlement of compensation to past officer	60,000				500,000							59,995
Commitment shares held in trust by Kodiak (Note 3)	100,000		100,000		20							99,980
Commitment shares held in trust by Kodiak (Note 3)	2,000,000				2,000,000
Receivable on stock subscription	(100,159)		(100,159)									(100,159)
Three-for-one stock split										11,147,668
Net loss	(7,003,791)	(5,337,700)	(17,401,262)																(18,500)	(7,003,791)	(5,337,700)	(3,662,252)	(440,374)	(65,770)	(232,602)
Correction of error (Note 15)																	604,774									(604,774)
Balance	$ (76,155)	$ (893,545)	$ (76,155)	$ 150	$ 2,913	$ 1,131	$ 392	$ 229	$ 167	$ 167	$ (100)	$ (17,286,695)	$ 9,467,296	$ 4,900,133	$ 960,246	$ 172,508	$ 9,467,296	$ 4,900,133	$ (18,500)	$ (17,365,763)	$ (10,361,972)	$ (4,419,498)	$ (757,246)	$ (316,872)	$ (251,102)	$ (10,361,972)